Debt (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Jan. 26, 2015	Dec. 31, 2014	Apr. 25, 2014	Jun. 18, 2007
Debt Instrument [Line Items]
Senior notes, issuance amount		$ 400,000,000		$ 350,000,000
Debt instrument, outstanding	$ 2,729,300,000
Debt Instrument, Interest Rate, Stated Percentage		3.70%		4.35%
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 500,000,000		$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.75%
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 300,000,000		300,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.625%
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 400,000,000		400,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.25%
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 350,000,000		350,000,000	$ 350,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.35%			4.35%
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 400,000,000	$ 400,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	3.70%	3.70%			6.70%
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 1,000,000,000		1,000,000,000
Debt instrument, outstanding	$ 614,300,000		$ 632,800,000
Debt Instrument, Interest Rate, Stated Percentage	6.70%
Discretionary Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate Description	advances under the Line of Credit (if any) will bear interest at a variable rate equal to the higher of PNC's Prime Rate or the sum of the Federal Funds Open Rate plus 50 basis points.
Long-term Line of Credit	$ 0